Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		₩ 2,197,351	₩ 14,354,113
Acquisition and disposition		(362,625)	340,237
Share of profit (loss)		(39,479)	1,823,252
Other comprehensive income (loss)		122,679	360,858
Other increase (decrease)		(28,637)	(320,949)
Spin-off			(14,360,160)
Ending balance		1,889,289	2,197,351
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		793,754	555,133
Share of profit (loss)		(19,395)	274,066
Other comprehensive income (loss)		105,168	95,696
Other increase (decrease)			(131,141)
Ending balance		879,527	793,754
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		339,976	323,294
Share of profit (loss)		4,753	31,734
Other comprehensive income (loss)		(7,459)	(4,336)
Other increase (decrease)		(12,410)	(10,716)
Ending balance		324,860	339,976
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		349,866	314,930
Share of profit (loss)			35,057
Other comprehensive income (loss)			(121)
Ending balance			349,866
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			53,010
Acquisition and disposition			4,888
Share of profit (loss)			(8,769)
Other comprehensive income (loss)			(575)
Spin-off			(48,554)
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			43,190
Share of profit (loss)			1,836
Other comprehensive income (loss)			(86)
Spin-off			(44,940)
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		19,156	15,700
Share of profit (loss)		2,424	1,475
Other comprehensive income (loss)		(741)	1,981
Ending balance		20,839	19,156
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		86,301	41,579
Share of profit (loss)		(22,923)	39,256
Other comprehensive income (loss)		5,997	5,466
Ending balance		69,375	86,301
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		15,343	14,043
Share of profit (loss)		(2,059)	2
Other comprehensive income (loss)		1,012	1,298
Ending balance		14,296	15,343
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			12,251,861
Acquisition and disposition			19,482
Share of profit (loss)			1,542,757
Other comprehensive income (loss)			197,473
Other increase (decrease)			(170,937)
Spin-off			(13,840,636)
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		14,004	13,930
Share of profit (loss)		(2,083)	(49)
Other comprehensive income (loss)		40	123
Ending balance		11,961	14,004
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			30,063
Spin-off			(30,063)
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		2,188,096	14,312,641
Acquisition and disposition		(362,785)	298,998
Share of profit (loss)		(35,572)	1,837,595
Other comprehensive income (loss)		122,477	362,278
Other increase (decrease)		(28,637)	(322,581)
Spin-off			(14,300,835)
Ending balance		1,883,579	2,188,096
SK South East Asia Investment Pte Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		348,782	311,990
Share of profit (loss)		(6,975)	(18,218)
Other comprehensive income (loss)		15,730	55,010
Ending balance		357,537	348,782
SM. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		60,261	62,248
Acquisition and disposition		37	144
Share of profit (loss)		(756)	(2,484)
Other comprehensive income (loss)		69	353
Ending balance		59,611	60,261
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		43,789	39,723
Share of profit (loss)		2,890	1,598
Other comprehensive income (loss)		1,863	2,468
Ending balance		48,542	43,789
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		68,966	64,485
Acquisition and disposition		1,873	7,023
Share of profit (loss)		1,245	(3,226)
Other comprehensive income (loss)			7,691
Other increase (decrease)		(2,350)	(1,624)
Spin-off			(5,383)
Ending balance		69,734	68,966
Contents Wavve Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			75,803
Acquisition and disposition			100,000
Share of profit (loss)			(20,716)
Spin-off			(155,087)
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			11,969
Acquisition and disposition			9,980
Share of profit (loss)			(10,899)
Other comprehensive income (loss)			(1)
Other increase (decrease)			(1,730)
Spin-off			(9,319)
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			13,469
Acquisition and disposition			12,289
Share of profit (loss)			(6,666)
Other comprehensive income (loss)			(358)
Other increase (decrease)			(8,734)
Spin-off			(10,000)
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		2,208	6,449
Acquisition and disposition		(1,757)
Share of profit (loss)		(562)	(4,529)
Other comprehensive income (loss)		111	288
Ending balance			2,208
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		26,474	25,536
Acquisition and disposition			7,000
Share of profit (loss)		(11,759)	(5,968)
Other comprehensive income (loss)		(74)	(94)
Other increase (decrease)		(14,641)
Ending balance			26,474
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		12,525	10,902
Share of profit (loss)		1,186	1,759
Other increase (decrease)		(136)	(136)
Ending balance		13,575	12,525
NANOXIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			28,484
Acquisition and disposition			(47)
Share of profit (loss)			(2,049)
Other increase (decrease)			2,437
Spin-off			(28,825)
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		3,052	3,585
Share of profit (loss)		1,403	(533)
Other comprehensive income (loss)		1
Ending balance		4,456	3,052
Bertis Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition			15,739
Share of profit (loss)			(423)
Spin-off			(15,316)
UT LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition			86,319
Share of profit (loss)			(7,773)
Spin-off			(78,546)
SPARKPLUS Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition			34,166
Spin-off			(34,166)
Hana Card Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		349,866
Acquisition and disposition	₩ 330,032	(368,389)
Share of profit (loss)		17,749
Other comprehensive income (loss)		774
Ending balance			349,866
Konan Technology Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		3,639	1,265
Acquisition and disposition		5,451	2,015
Share of profit (loss)		(710)	357
Other comprehensive income (loss)		(14)	2
Ending balance		8,366	3,639
CMES Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Other increase (decrease)		900
Ending balance		900
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			15,071
Share of profit (loss)			(6,990)
Other comprehensive income (loss)			(1,447)
Spin-off			(6,634)
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		7,255	13,342
Acquisition and disposition	₩ 5,733	(3,840)
Share of profit (loss)		(3,617)	(5,969)
Other comprehensive income (loss)		202	(118)
Ending balance			7,255
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		9,255	41,472
Acquisition and disposition		160	41,239
Share of profit (loss)		(3,907)	(14,343)
Other comprehensive income (loss)		202	(1,420)
Other increase (decrease)			1,632
Spin-off			(59,325)
Ending balance		5,710	9,255
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			5,850
Acquisition and disposition			9,048
Share of profit (loss)			(1,276)
Other increase (decrease)			892
Spin-off			(14,514)
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			1,600
Other increase (decrease)			142
Spin-off			(1,742)
Techmaker GMBH [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance			5,609
Share of profit (loss)			(94)
Other comprehensive income (loss)			145
Spin-off			(5,660)
Korea Content Platform [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition			30,191
Share of profit (loss)			(14)
Other increase (decrease)			598
Spin-off			(30,775)
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		2,000
Acquisition and disposition		4,000	2,000
Share of profit (loss)		(290)
Ending balance		₩ 5,710	₩ 2,000